SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	May 07, 2026 USD ($) $ / shares shares
Subsequent Event [Line Items]
Net proceeds received	$ 5,997
Subscription share | shares	60,150
Purchase price | $ / shares	$ 0.10
Gross subscription amount	$ 6,015
Wire fee	$ 18